                            SG COWEN STANDBY RESERVE
                                   FUND, INC.
                                      AND
                          SG COWEN STANDBY TAX-EXEMPT
                               RESERVE FUND, INC.

    [LOGO]                  [LOGO]

                      SG COWEN STANDBY RESERVE FUND, INC.

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                          ANNUAL FINANCIAL STATEMENTS

                               SEPTEMBER 30, 1998

Chairman's Letter ......................................          1

Statements of Investments:

  SG Cowen Standby Reserve Fund, Inc. ..................          3

  SG Cowen Standby Tax-Exempt Reserve Fund, Inc. .......          7

Statements of Assets and Liabilities ...................         21

Statements of Operations ...............................         22

Statements of Changes in Net Assets ....................         23

Notes to Combined Financial Statements .................         24

Report of Ernst & Young LLP, Independent Auditors ......         28

CHAIRMAN'S LETTER                                               NOVEMBER 9, 1998

DEAR SHAREHOLDER:

  We are pleased to report that the SG Cowen Standby Reserve Fund and the SG Cowen Standby Tax-Exempt Reserve Fund generally produced yields in excess of their peer groups for the annual period ended September 30, 1998. As of that date, the annualized 7-day yields for SG Cowen Standby Reserve Fund and the SG Cowen Standby Tax-Exempt Reserve Fund were 4.98% and 3.24%, respectively. In comparison, the IBC Taxable First Tier Index and the IBC Tax-Free Fund Index reflected 7-day returns of 4.87% and 3.21%, respectively.

MARKET ACTIVITY

  For much of the fiscal year, investors expected the Federal Reserve Board to raise short-term interest rates to slow down the U.S. economy. During late 1997 and early 1998, consumer spending was strong, housing was booming, the unemployment rate was at its lowest point in three decades and the stock market was soaring.

  However, as 1998 progressed, it became increasingly apparent that the Asian economic crisis was spreading to other parts of the world. The Russian economy collapsed and investors became nervous about most emerging markets. Global demand for U.S. Treasury securities increased, as investors sought a safe haven for their money. The yield on the 30-year Treasury bond fell below 5%, as long-term interest rates dipped below the federal funds rate. For the first time since the 1990-1991 Persian Gulf War, the U.S. economy appeared likely to enter a recession in 1999.

  To combat that scenario, the Federal Reserve Board lowered the federal funds rate, the rate banks charge each other for overnight loans, by 25 basis points to 5.25% on September 29th, 1998. On October 15th, the Fed surprised investors with another 25 basis point cut in the fed funds rate.

INVESTMENT REVIEW

  For much of the fiscal year, the SG Cowen Standby Reserve Fund maturity was somewhat longer than the average money market fund. We were consistent in our view that the Federal Reserve Board would not raise short-term interest rates. By extending its maturity in January and again during the summer, we were able to lock in higher yields. However, by early September, the Fund's maturity dropped to that of the index, as we were no longer being adequately compensated in extra yield for the longer maturities. As of September 30, 1998, the SG Cowen Standby Reserve Fund's average maturity was 59 days.

  While both the SG Cowen Standby Reserve Fund and SG Cowen Standby Tax-Exempt Reserve Fund are managed according to expectations regarding interest rates and Fed policy, the SG Cowen Standby Tax-Exempt Reserve Fund involves additional factors such as the supply and demand of securities and the liquidity needs of investors. For example, in the tax-exempt market, a large percentage of notes mature on July 1, flooding the market with cash. This causes yields to drop due to increased demand. We attempted to avoid this problem by minimizing the number of securities maturing at this time. As of September 30, 1998, the SG Cowen Tax-Exempt Reserve Fund's average maturity was 40 days.

  The Internal Revenue Code requires us to inform you that 100% of the dividends distributed by the SG Cowen Standby Tax-Exempt Reserve Fund during its fiscal year ended September 30, 1998 were exempt from Federal personal income taxes. After December 31, 1998, you will receive a breakdown of income by state earned during the year.

  In the interest of safety and liquidity, both funds are managed in a very conservative manner. The SG Cowen Standby Reserve Fund invests exclusively in the highest-rated categories of commercial paper, certificates of deposit and floating rate notes. The SG Cowen Standby Tax-Exempt Reserve Fund is invested in the highest-rated categories of tax-exempt and floating rate notes.

LOOKING AHEAD

  Given the Federal Reserve Board's September 29th and October 15th actions, it is clear that the Fed is very concerned about a tightening in credit availability that could lead to a recession. Indeed, there are signs that the economy is slowing: an uptick in unemployment, weak gains in payrolls, a reduction in manufacturing activity and anemic corporate profit growth. Our strategy will be to manage the funds consistent with a falling interest rate environment.

  As always, we appreciate your investment in the SG Cowen Reserve Funds. We look forward to serving your investment needs in the future.

                                                                Sincerely,

                                                          [SIG]

                                                           Joseph M. Cohen
                                                                  Chairman

                      SG COWEN STANDBY RESERVE FUND, INC.

                            STATEMENT OF INVESTMENTS

                               SEPTEMBER 30, 1998

 PRINCIPAL             DESCRIPTION OF                         ANNUALIZED                   VALUE
  AMOUNT                  SECURITY                           YIELD ON DATE
                                                              OF PURCHASE
             CERTIFICATE OF DEPOSIT - DOMESTIC -
                3.39%

             Bankers Trust New York Co.
$30,000,000  04-06-1999                                                 5.70         % $ 29,996,921
20,000,000   05-21-1999                                                 5.84             19,991,482
                                                                                       --------------
             Total Certificate of Deposit -
             Domestic
             (Cost $49,988,403)                                                        $ 49,988,403
                                                                                       --------------
             COMMERCIAL PAPER - 63.90%

             Aetna Services
36,000,000   10-06-1998                                                 5.68           $ 35,972,250

             Associates Corp. of North America
30,000,000   11-02-1998                                                 5.60             29,854,133
25,000,000   11-17-1998                                                 5.65             24,820,486

             BMW U.S. Capital Corp.
30,000,000   10-13-1998                                                 5.64             29,944,900

             BTR Dunlop Finance
25,000,000   11-12-1998                                                 5.66             24,839,583
32,000,000   11-13-1998                                                 5.65             31,789,778

             Bear Stearns Companies, Inc.
 2,500,000   11-04-1998                                                 5.74              2,500,000
30,000,000   11-12-1998                                                 5.68             29,807,500
20,000,000   12-02-1998                                                 5.49             19,815,722

             Coca Cola Enterprises, Inc.
40,000,000   11-12-1998                                                 5.68             39,742,400

             Countrywide Home Loans, Inc.
20,000,000   10-19-1998                                                 5.65             19,944,500

             Daimler-Benz North American Corp.
35,000,000   10-23-1998                                                 5.65             34,882,789
27,000,000   12-03-1998                                                 5.58             26,743,433

             Fleet Funding Corp.
18,699,000   10-15-1998                                                 5.62             18,658,932

             Ford Motor Credit Co.
40,000,000   10-08-1998                                                 5.57             40,000,000
24,000,000   11-10-1998                                                 5.66             23,853,333

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                      SG COWEN STANDBY RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

 PRINCIPAL             DESCRIPTION OF                         ANNUALIZED                   VALUE
  AMOUNT                  SECURITY                           YIELD ON DATE
                                                              OF PURCHASE
             General Electric Capital Corp.
$30,000,000  10-14-1998                                                 5.69         % $ 29,940,417
45,000,000   11-09-1998                                                 5.58             44,734,313

             General Motors Acceptance Corp.
35,000,000   10-07-1998                                                 5.63             34,967,800

             Goldman Sachs & Co.
40,000,000   02-25-1999                                                 5.42             39,145,767

             Merrill Lynch & Co., Inc.
35,000,000   11-04-1998                                                 5.75             34,817,864

             JP Morgan & Co., Inc.
31,000,000   10-01-1998                                                 5.68             31,000,000
32,000,000   10-26-1998                                                 5.62             31,877,556

             Prudential Funding Corp.
32,000,000   10-15-1998                                                 5.60             32,000,000
30,000,000   11-12-1998                                                 5.65             29,807,850

             Repeat Offering Securitisation
             Entity Funding, Inc. (ROSE)
30,000,000   10-06-1998                                                 5.66             29,977,000

             Bank of Nova Scotia
17,500,000   10-01-1998                                                 5.83             17,500,000

             Sears Roebuck Acceptance Corp.
30,000,000   12-02-1998                                                 5.50             30,000,000

             Swedish Export Credit Corp.
40,000,000   03-29-1999                                                 5.15             39,015,500

             Union Bank of Switzerland, AG
35,000,000   10-01-1998                                                 5.78             35,000,000
35,000,000   10-06-1998                                                 5.66             34,973,264

             Xerox Credit Corp.
15,000,000   10-06-1998                                                 5.62             14,988,520
                                                                                       --------------
             Total Commercial Paper
             (Cost $942,915,590)                                                       $942,915,590
                                                                                       --------------

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                      SG COWEN STANDBY RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

 PRINCIPAL             DESCRIPTION OF                         ANNUALIZED                   VALUE
  AMOUNT                  SECURITY                           YIELD ON DATE
                                                              OF PURCHASE
             FLOATING RATE NOTES - 18.53%

             Abbey National Treasury
$30,000,000  06-15-1999                                                 5.4248       %(a) $ 29,976,769

             American Express Centurion Bank
20,000,000   01-14-1999                                                 5.565(a)         20,000,000
25,000,000   08-27-1999                                                 5.4723(a)        25,000,000

             Bankers Trust New York Co.
24,000,000   03-18-1999                                                 5.39(b)          23,995,664

             Caterpillar International Finance
             Corp.
20,000,000   02-24-1999                                                 5.6175(b)        19,998,957

             General Motors Acceptance Corp.
35,000,000   10-06-1998                                                 5.6375(b)        35,000,000

             Key Bank Corp.
30,000,000   02-22-1999                                                 5.5625(b)        29,994,837

             NationsBank Corp.
30,000,000   07-02-1999                                                 5.7087(b)        30,004,735

             Norwest Corp.
30,000,000   09-20-1999                                                 5.45(b)          30,000,000

             WFP Tower B STEERS
29,471,073   12-08-1998                                                 5.655(a)         29,471,073
                                                                                       --------------
             Total Floating Rate Notes
             (Cost $273,442,036)                                                       $273,442,035
                                                                                       --------------
             MEDIUM TERM NOTES - 1.83%

             International Business Machines Co.
27,000,000   06-04-1999                                                 5.60           $ 26,981,011
                                                                                       --------------
             Total Medium Term Notes
             (Cost $26,981,012)                                                        $ 26,981,011
                                                                                       --------------
             YANKEE CERTIFICATES OF DEPOSIT -
                11.99%

             Australia & New Zealand Bank
23,000,000   02-01-1999                                                 5.53           $ 23,004,480

             Banque Nationale De Paris
25,000,000   10-30-1998                                                 5.66             25,000,874

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                      SG COWEN STANDBY RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

 PRINCIPAL             DESCRIPTION OF                         ANNUALIZED                   VALUE
  AMOUNT                  SECURITY                           YIELD ON DATE
                                                              OF PURCHASE
             Barclays Bank NY, PLC
$15,000,000  10-22-1998                                                 5.91         % $ 14,999,481

             Credit Agricole Indosuez
14,000,000   04-16-1999                                                 5.48             14,009,600

             National Bank of Canada
30,000,000   12-08-1998                                                 5.58             30,000,000

             Rabobank
40,000,000   07-30-1999                                                 5.70             39,980,967

             Royal Bank of Canada
30,000,000   02-26-1999                                                 5.69             29,992,945
                                                                                       --------------
             Total Yankee Certificates of
             Deposit
             (Cost $176,988,347)                                                       $176,988,347

             TOTAL INVESTMENTS
             (Cost $1,470,315,386)..............                          99.64%
             Cash and Receivables, Less
             Liabilities (net)..................                           0.36
                                                                        -------
             Net Assets.........................                         100.00%
                                                                        -------
                                                                        -------

-------------

Notes:
(a)  1 Month Libor rate instruments reflect rate as of 09-30-1998
  -
(b)  3 Month Libor rate instruments reflect rate as of 09-30-1998
  -

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                            STATEMENT OF INVESTMENTS

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$ 400,000 Alabama Special Care Facility
          Montgomery Hospital Floating
          Rate
          Demand Note
          Series 1985
          (7-Day Put, 7-Day Change)
          04-01-2015                                              3.50       %# $ 400,000
2,085,000 Alaska State Industrial
          Development Authority Lot 6
          (7-Day Put, 7-Day Change)
          07-01-2001                                              3.65       # 2,085,000
1,000,000 Alaska State Housing Financing
          Corporation
          Series C, Floating Rate Demand
          Note
          (7-Day Put, 7-Day Change)
          06-01-2026                                              3.50       # 1,000,000
3,000,000 Allegheny County, PA
          Industrial Development
          Authority
          Pollution Control Revenue
          Bonds, Series 1986
          (Mandatory Put 10-01-1998)
          05-01-2002                                              3.65         3,000,000
1,200,000 Arizona Health Facilities
          Authority Revenue Bonds
          (7-Day Put, 7-Day Change)
          10-01-2015                                              3.55       # 1,200,000
2,500,000 Beaver County, PA Pollution
          Control Revenue Bonds
          Duquesne Light Co. Project
          1994
          (Mandatory Put 10-01-1998)
          10-01-2029                                              3.50         2,500,000
1,750,000 City of Belleville, IL
          Industrial Development Revenue
          Refunding Bonds
          (Wetterau Inc. Project),
          Series 1991
          (7-Day Put, 7-Day Change)
          12-01-2008                                              4.05       # 1,750,000
  600,000 Bexar County, TX Housing
          Finance Corporation Park Hill
          Project Series 88-B
          (7-Day Put, 7-Day Change)
          06-01-2005                                              3.55       #   600,000

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$1,100,000 Billings, MT Industrial
          Development Revenue
          Adjustable Tender Notes
          (7-Day Put, 7-Day Change)
          12-01-2014                                              3.55       %# $1,100,000
1,500,000 Birmingham, AL General
          Obligation Refunding Bonds
          Series B
          04-01-1999                                              3.60         1,513,819
3,000,000 Brazos River, TX Harbor
          Navigation District Pollution
          Control Revenue Bonds, Project
          A
          (Mandatory Put 11-19-1998)
          03-01-2005                                              3.50         3,000,000
2,000,000 Burke County, GA Industrial
          Development Authority
          Pollution Control Revenue
          Bonds, Oglethorpe Power
          Project, Series A
          (7-Day Put, 7-Day Change)
          01-01-2016                                              3.50       # 2,000,000
3,000,000 Central Lake County, IL
          General Obligation Water
          Utility Improvement District
          (Pre-refunded to 08-01-1999 @
          100)
          02-01-2019                                              3.35         3,097,299
1,000,000 Chicago, IL O'Hare
          International Airport Revenue
          Bonds American Airlines
          Project
          (Daily Put, Daily Change)
          12-01-2017                                              4.20       # 1,000,000
1,300,000 Claiborne County, MS Pollution
          Control Revenue Bonds National
          Rural Electric/ Southern
          Mississippi Electric Power
          Association, Series 1985G-2
          (Mandatory Put 10-14-1998)
          12-01-2015                                              3.65         1,300,000
  800,000 Clarksville, TN Public
          Building Authority
          Pooled Financial Series
          (7-Day Put, 7-Day Change)
          12-01-2000                                              3.50       #   800,000
6,080,000 Clayton County, GA Housing
          Finance Authority
          (7-Day Put, 7-Day Change)
          01-01-2021                                              3.60       # 6,080,000

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$2,400,000 Converse County, WY Pollution
          Control Revenue Bonds
          Pacific Corporation Project 88
          (Mandatory Put 11-02-1998)
          01-01-2014                                              3.30       % $2,400,000
2,100,000 Cornell Township, MI Economic
          Development Corporation
          Industrial Development Revenue
          Bonds, Series 1990
          (Mandatory Put 12-08-1998)
          03-01-2015                                              3.45         2,100,000
3,500,000 Dallas-Fort Worth, TX Regional
          Airport Refunding Revenue
          Bonds
          11-01-1998                                              3.58         3,502,011
  800,000 DeKalb Private Hospital
          Authority, Georgia,
          (Egleston Children's Hospital
          at Emory University, Inc.
          Project) Revenue Anticipation
          Certificates Series 1994A
          (7-Day Put, 7-Day Change)
          03-01-2024                                              3.55       #   800,000
2,000,000 Delaware State Economic
          Development Authority
          Industrial Development Revenue
          Bonds Delmarva Power & Light
          Co Gas Facilities Project C
          (7-Day Put, 7-Day Change)
          10-01-2028                                              3.65       # 2,000,000
3,200,000 Delaware Valley, PA Regional
          Finance Authority Local
          Government Revenue Bonds
          Series A
          (7-Day Put, 7-Day Change)
          12-01-2017 and 12-01-2019                               3.50       # 3,200,000
1,000,000 District of Columbia, Revenue
          Bonds,
          The American University Issue,
          Series 1985A
          (7-Day Put, 7-Day Change)
          10-01-2015                                              3.60       # 1,000,000

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$1,095,000 District of Columbia, Revenue
          Bonds,
          The American University Issue,
          Series 1986A
          (7-Day Put, 7-Day Change)
          12-01-2015                                              3.60       %# $1,095,000
1,230,000 Florida Housing Finance
          Agency-Reference Multi-Family
          Housing EEE Carlton Project
          (7-Day Put, 7-Day Change)
          12-01-2008                                              3.65       # 1,230,000
3,200,000 Florida Housing Finance
          Agency-Reference Multi-Family
          Hillsboro, Series D
          (7-Day Put, 7-Day Change)
          12-01-2009                                              3.70       # 3,200,000
1,000,000 Gillette, WY Campbell County
          Pollution Control Revenue
          Bonds, Pacificorp Project
          (Mandatory Put 11-15-1998)
          01-01-2018                                              3.50         1,000,000
1,000,000 Gillette, WY Campbell County
          Pollution Control Revenue
          Bonds, Pacificorp Project
          (Mandatory Put 12-01-1998)
          01-01-2018                                              3.25         1,000,000
1,000,000 Greensboro, NC General
          Obligation Note
          Public Improvements-Sewer
          Project, Series B
          (7-Day Put, 7-Day Change)
          04-01-2007                                              3.55       # 1,000,000
2,000,000 Hamilton, OH Electrical
          Systems Revenue Bonds
          Electric, Light, and Power
          Improvements, Series B
          (Pre-refunded to 10-15-1998 @
          102)
          10-15-2022                                              3.65         2,043,211
5,000,000 Harris County, TX Industrial
          Development Authority BayTank
          Houston, Inc. Project
          (7-Day Put, 7-Day Change)
          02-01-2020                                              3.60       # 5,000,000
1,000,000 Hillsborough County, FL
          Aviation Authority Revenue
          Bonds, Tampa International
          Airport Project Series B
          (Pre-refunded to 10-01-1999 @
          102)
          10-01-2019                                              3.365        1,054,784

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$1,000,000 Honolulu, HI City and County
          Tax-Exempt Commercial Paper
          10-26-1998                                              3.50       % $1,000,000
  300,000 Illinois Health Facility
          Authority Hospital Revenue
          Bonds, Sisters of Charity
          Project, Series E
          (7-Day Put, 7-Day Change)
          12-01-2015                                              3.55       #   300,000
  500,000 Illinois Health Facility
          Authority Hospital Revenue
          Bonds, Decatur Memorial
          Hospital Project A
          (7-Day Put, 7-Day Change)
          11-15-2024                                              3.55       #   500,000
2,000,000 Illinois Health Facility
          Authority Hospital Revenue
          Bonds, Alexian Brothers
          Medical Center Project D
          (Mandatory Put 10-29-1998)
          01-01-2005                                              3.55         2,000,000
2,500,000 Independence, MO Water Utility
          District Revenue Bonds Water
          Utility Improvements
          (Mandatory Put 10-09-1998)
          11-01-2016                                              3.40         2,500,000
2,000,000 Indian River County, FL
          Hospital District Revenue
          Bonds Sunhealth Network
          Project 1990
          (Mandatory Put 11-02-1998)
          10-01-2024                                              3.55         2,000,000
3,000,000 Indiana Municipal Power
          Agency, Power Supply System
          Revenue Bonds, Series A
          (7-Day Put, 7-Day Change)
          01-01-2018                                              3.55       # 3,000,000
4,000,000 Intermountain Power Agency of
          Utah, Electric Light and Power
          Improvements, Power Supply
          Revenue Bonds Series 1985-E
          (Mandatory Put 10-21-1998)
          07-18-2019                                              3.55         4,000,000

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$3,000,000 Jefferson County, KY Pollution
          Control Revenue Bonds
          Louisville Gas and Electric
          Co. Project A
          (Mandatory Put 01-27-1999)
          09-01-2017                                              3.30       % $3,000,000
5,000,000 Jefferson Parish, LA Hospital
          Service District #001 Hospital
          Revenue Bonds, Jefferson
          Medical Center
          (7-Day Put, 7-Day Change)
          01-01-2026                                              3.60       # 5,000,000
3,000,000 Johnson City, TN Health and
          Education Facilities Board
          Johnson City Medical Center
          Project Revenue Bonds
          (7-Day Put, 7-Day Change)
          07-01-2003                                              3.60       # 3,000,000
2,185,000 Jordan, UT School District
          General Obligation Refunding
          Bonds, School Improvements
          06-15-1999                                              3.65         2,190,179
3,000,000 King County, WA Sewer System
          Revenue Notes Series A,
          Commercial Paper
          12-18-1998                                              3.55         3,000,000
2,700,000 La Cygne, KS Environmental
          Improvement Revenue Notes,
          Kansas City Power and Light
          Co. Project
          (7-Day Put, 7-Day Change)
          03-01-2015                                              3.75       # 2,700,000
1,820,000 Las Vegas, NV General
          Obligation Notes Sewer System
          Improvements
          (Pre-refunded to 01-01-1999 @
          102)
          01-01-2001                                              3.75         1,870,079
2,000,000 Las Vegas, NV Valley Water
          District General Obligation
          Bonds
          11-10-1998                                              3.50         2,000,000
4,000,000 Lincoln County, WY Pollution
          Control Revenue Bonds
          Pacificorp Project
          (Mandatory Put 12-07-1998)
          01-01-2016                                              3.55         4,000,000

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$2,000,000 Long Island, NY Power
          Authority Electric System
          Revenue Bonds, Series 1
          (7-Day Put, 7-Day Change)
          05-01-2033                                              3.35       %# $2,000,000
1,000,000 Louisiana Public Facilities
          Authority, Hospital Revenue CP
          Program
          (7-Day Put, 7-Day Change)
          12-01-2000                                              4.00       # 1,000,000
1,900,000 Louisiana Public Facilities
          Authority Revenue Bonds-Sister
          of Charity Project Series E
          (7-Day Put, 7-Day Change)
          07-01-2023                                              3.55       # 1,900,000
4,000,000 Louisiana Public Facilities
          Authority Multi Family Housing
          Revenue Bonds, (Willis
          Knighton Medical Center
          Project) Series 1988
          (7-Day Put, 7-Day Change)
          09-01-2023                                              3.60       # 4,000,000
1,200,000 Lynchburgh, VA Industrial
          Development Authority Hospital
          Revenue Bonds, (VHA
          Mid-Atlantic States, Inc.
          Capital Asset Financing
          Project), Series 1985D
          (7-Day Put, 7-Day Change)
          12-01-2025                                              3.65       # 1,200,000
4,200,000 Maryland State Health and
          Higher Education Facilities
          Authority Revenue Notes
          (7-Day Put, 7-Day Change)
          04-01-2035                                              3.60       # 4,200,000
  650,000 Mason County, KY Pollution
          Control Revenue Bonds Kentucky
          Power-National Rural Electric
          Project B-1
          (7-Day Put, 7-Day Change)
          10-15-2014                                              3.65       #   650,000
  115,000 Michigan State Hospital
          Finance Authority Revenue
          Bonds, Hospital Equipment Loan
          Program
          (7-Day Put, 7-Day Change)
          06-01-2001                                              3.50       #   115,000

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$1,300,000 Michigan State Hospital
          Finance Authority
          Revenue Bonds, Hospital
          Equipment Loan Program (7-Day
          Put, 7-Day Change)
          12-01-2023                                              3.55       %# $1,300,000
2,000,000 Regents of The University of
          Michigan Tax-Exempt CP Notes,
          Series B
          12-09-1998                                              3.40         2,000,000
1,000,000 Milwaukee County, WI General
          Obligation Notes for Public
          Improvements Series A
          (Pre-refunded to 12-01-1998 @
          100)
          12-01-2002                                              3.70         1,004,225
2,200,000 Missouri State Environmental
          Improvement and Energy
          Research Authority, Pollution
          Control Revenue Bonds Union
          Electric Project Series A
          (Mandatory Put 10-15-1998)
          06-01-2015                                              3.60         2,200,000
1,000,000 Missouri State Environmental
          Improvement and Energy
          Research Authority, Pollution
          Control Revenue Bonds Union
          Electric Project Series A
          10-01-1999                                              3.45         1,032,619
  700,000 Missouri State Environmental
          Improvement and Energy
          Research Authority, Pollution
          Control Revenue Bonds National
          Rural Utilities Project
          (7-Day Put, 7-Day Change)
          12-15-2003                                              3.65       #   700,000
3,000,000 Moffat County, CO Pollution
          Control Revenue Bonds
          Colorado-Ute Electric
          Authority Project
          (7-Day Put, 7-Day Change)
          07-01-2010                                              3.65       # 3,000,000
4,665,000 Montgomery, AL Special Care
          Facilities Authority Alabama
          VHA Series G
          (7-Day Put, 7-Day Change)
          12-01-2030                                              3.60       # 4,665,000

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$2,000,000 Montgomery, MD Consolidated
          BANS
          Series 95
          10-15-1998                                              3.60       % $2,000,000
2,000,000 Municipal Electric Authority
          of Georgia, Revenue Bonds
          Project One, Series 1994 D
          (7-Day Put, 7-Day Change)
          01-01-2022                                              3.60       # 2,000,000
1,100,000 National Rural Utilities
          Authority, Industrial
          Development Board of the Town
          of Chatom, AL, Alabama
          Electric Co-Op Project
          (Mandatory Put 02-18-1999)
          03-01-2008                                              3.35         1,100,000
2,000,000 New Hampshire Higher Education
          Facility Authority, Veterans
          Housing Authority Revenue
          Bonds Series E
          (7-Day Put, 7-Day Change)
          12-01-2025                                              3.65       # 2,000,000
1,700,000 New Jersey Economic
          Development Authority,
          Pollution Control Revenue
          Bonds, Public Service
          Electrical and Gas Co, Project
          Series A
          (7-Day Put, 7-Day Change)
          09-01-2012                                              3.375      # 1,700,000
1,000,000 New Jersey State Highway
          Authority, Garden State
          Parkway Toll Revenue Bonds
          (Pre-refunded to 01-01-1999 @
          102)
          01-01-2004                                              3.53         1,029,031
  350,000 New Mexico State Hospital
          Equipment Revenue Bonds
          (7-Day Put, 7-Day Change)
          05-01-2009                                              3.55       #   350,000
1,200,000 New York State Dormitory
          Authority Revenue Notes New
          York Foundling Charitable
          Corp.
          (7-Day Put, 7-Day Change)
          07-01-2012                                              3.30       # 1,200,000

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$2,000,000 New York State Environmental
          Quality Authority Revenue
          Bonds, Series 1997-A
          12-16-1998                                              3.45       % $2,000,000
3,000,000 New York, NY General
          Obligation Bonds
          Series B
          (Daily Put, Daily Change)
          10-01-2022                                              4.25       # 3,000,000
3,800,000 New York, NY General
          Obligation Bonds
          Series C
          (Daily Put, Daily Change)
          10-01-2023                                              4.25       # 3,800,000
3,000,000 North Carolina Educational
          Facilities Finance Agency
          Revenue Bonds, Elon College
          Project
          (7-Day Put, 7-Day Change)
          01-01-2021                                              3.55       # 3,000,000
2,400,000 Ohio State Water Development
          Authority Pollution Control
          Revenue Bonds, State Match
          Series
          06-01-1999                                              3.60         2,415,500
1,280,000 Omaha, NE General Obligation
          Bonds, Public Improvement
          Projects
          12-15-1998                                              3.80         1,281,787
2,400,000 Orange County, FL Health
          Facilities Authority Revenue
          Bonds, Pooled Hospital Loan
          Program, Series 1985
          (Mandatory Put 10-13-1998)
          12-01-2025                                              3.65         2,400,000
1,200,000 Orange County, FL Health
          Facilities Authority Revenue
          Bonds, Pooled Hospital Loan
          Program, Series 1985
          (Mandatory Put 12-08-1998)
          12-01-2025                                              3.50         1,200,000
2,000,000 Otero County, CO Industrial
          Development Authority Citizens
          Utilities Refunding Bonds
          (Mandatory Put 11-08-1998)
          08-01-2020                                              3.55         2,000,000

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$2,300,000 Peninsula Ports, VA Port
          Authority Revenue Bonds
          Dominion Coal Terminal Project
          A
          (Mandatory Put 12-07-1998)
          07-01-2016                                              3.375%       $2,300,000
1,400,000 Pennsylvania State Higher
          Educational Facilities
          Authority Revenue Bonds,
          Thomas Jefferson University
          Project A
          (Pre-refunded to 08-15-1999 @
          100)
          08-15-1999                                              3.42         1,428,321
1,000,000 Person County, NC Industrial
          Facilities and Pollution
          Control Finance Authority
          Revenue-Carolina Power and
          Light Project Series A
          (7-day Put, 7-day Change)
          11-01-2019                                              3.70       # 1,000,000
1,500,000 Platte River Power Authority,
          CO Electrical Power and Light
          Revenue Bonds, Series S-1
          (Mandatory Put 10-08-1998)
          06-01-2018                                              3.65         1,500,000
1,000,000 Port Townsend, WA Industrial
          Development Authority Port
          Townsend Paper Corp. Project A
          (7-day Put, 7-day Change)
          03-01-2009                                              4.00       # 1,000,000
1,305,000 Portland, OR General
          Obligation Revenue Bonds
          Series B
          06-01-1999                                              3.63         1,308,105
1,500,000 Rochester, MN Health Care
          Facilities Revenue Bonds Mayo
          Foundation/Mayo Medical Center
          Series 88-F
          (Mandatory Put 12-08-1998)
          11-15-2017                                              3.55         1,500,000
3,000,000 Rockport, IN, Pollution
          Control Revenue Notes
          Indiana-Michigan Power
          Company-Project B
          (7-Day Put, 7-Day Change)
          06-01-2025                                              3.55       # 3,000,000

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$1,000,000 Saint Claire County, AL,
          Industrial
          Development Revenue Bonds
          (National Cement Company, Inc.
          Project)
          (7-Day Put, 7-Day Change)
          03-01-2005                                              4.00       %# $1,000,000
1,600,000 Seattle, WA Municipal Light &
          Power Revenue Bonds
          (7-Day Put, 7-Day Change)
          11-01-2018                                              3.50       # 1,600,000
  500,000 Seattle, WA Water System
          Revenue Bonds
          (7-Day Put, 7-Day Change)
          09-01-2025                                              3.50       #   500,000
2,200,000 Port of Seattle, Washington,
          General Obligation Bonds
          (7-Day Put, 7-Day Change)
          01-01-2005                                              3.50       # 2,200,000
2,000,000 Port of Seattle, Washington,
          General Obligation Bonds
          Series A
          11-02-1998                                              3.25         2,000,000
2,000,000 Port of Seattle, Washington,
          General Obligation Bonds
          Series A
          11-02-1998                                              3.35         2,000,000
1,000,000 City of Sheridan, AR
          Industrial
          Development Revenue Bonds,
          (H.H. Robertson Co. Project),
          Series 1988A
          (7-Day Put, 7-Day Change)
          08-01-2014                                              4.05       # 1,000,000
   50,000 South Carolina Jobs Economic
          Development
          Authority, Industrial
          Development Revenue Bonds,
          Series 1987A
          (Daily Put, 7-Day Change)
          11-01-2007                                              3.80       #    50,000
2,740,000 Sunshine State, FL Government
          Finance Commission Revenue
          Bonds, Series 1986
          (Mandatory Put 11-02-1998)
          07-01-2016                                              3.45         2,740,000

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$1,705,000 Tarrant County, TX Housing
          Finance Corporation Revenue
          Bonds, Multi-Family Housing-SF
          Apartments
          (7-Day Put, 7-Day Change)
          11-01-2017                                              3.65       %# $1,705,000
2,000,000 Tennessee State School Bond
          Authority Higher Education
          Improvements, Series A
          12-11-1998                                              3.40         2,000,000
  650,000 Texas Higher Education
          Authority, Inc.
          Series B
          (7-Day Put, 7-Day Change)
          12-01-2025                                              3.60       #   650,000
  940,000 Texas Hospital Equipment
          Financing Authority Revenue
          Bonds
          (7-Day Put, 7-Day Change)
          04-07-2005                                              4.60       #   940,000
1,200,000 University of North Carolina
          School of Medicine and
          Ambulatory Care Clinic Revenue
          Bonds
          (7-Day Put, 7-Day Change)
          07-01-2012                                              3.65       # 1,200,000
3,370,000 Washington State Housing
          Finance Commission
          Multi-Family Mortgage Revenue
          Refunding Bonds B
          (7-Day Put, 7-Day Change)
          10-01-2020                                              3.50       # 3,370,000
1,000,000 Washington State General
          Obligation Revenue Bonds
          (Pre-refunded to 05-01-1999 @
          100)
          05-01-2006                                              3.36         1,022,228
2,900,000 West Orange, FL Memorial
          Hospital Tax District Revenue
          Bonds, Health Hospital and
          Nursing Home Improvements
          Series A-1
          (Mandatory Put 11-12-1998)
          02-01-2022                                              3.50         2,900,000

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                               SEPTEMBER 30, 1998

PRINCIPAL DESCRIPTION OF BOND                         ANNUALIZED                  VALUE
  AMOUNT                                             YIELD ON DATE
                                                      OF PURCHASE
$3,500,000 Wisconsin Health & Educational
          Facilities Authority Revenue
          ACES, Health Care Project A
          (7-Day Put, 7-Day Change)
          01-01-2027                                              3.55       %# $3,500,000
1,308,000 Wisconsin State General
          Obligation Bonds Series 97-B
          12-07-1998                                              3.45         1,308,000
2,500,000 Wisconsin State Transportation
          Revenue Notes Series 1997-A
          11-09-1998                                              3.50         2,500,000
                                                                               ------------

          TOTAL INVESTMENTS
          (Cost $216,776,198)...........                                99.41%
          Cash and Receivables, less
          Liabilities (net).............                                 0.59%
                                                                      -------
          Net Assets....................                               100.00%
                                                                      -------
                                                                      -------

-------------

Note: Variable Rate Instruments Reflect Rate As Of 09-30-1998
# -

     96.63% of the investment values above are supported by Letters of Credit, guarantees or other credit enhancements.

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES

                               SEPTEMBER 30, 1998

                                                    SG COWEN STANDBY
                                SG COWEN STANDBY       TAX-EXEMPT
                                  RESERVE FUND,       RESERVE FUND,
                                      INC.                INC.
ASSETS

  Investments in securities,
    at value - Note A (1)         $1,470,315,386       $216,776,198

  Cash                                 1,419,736            392,323

  Interest receivable                  7,635,479          1,285,116

  Prepaid expenses                        44,188             21,149
                                -----------------   -----------------

     TOTAL ASSETS                  1,479,414,789        218,474,786
                                -----------------   -----------------
LIABILITIES

  Due to investment manager -
    Note B                               611,327             73,315

  Accrued expenses                       539,754             81,391

  Dividends payable                    2,624,745            255,890
                                -----------------   -----------------

     TOTAL LIABILITIES                 3,775,826            410,596
                                -----------------   -----------------
NET ASSETS                        $1,475,638,963       $218,064,190
                                -----------------   -----------------
                                -----------------   -----------------

Represented By:

  Paid-in capital                 $1,477,352,790       $218,082,732

  Accumulated net realized
    loss on investments               (1,713,827)           (18,542)
                                -----------------   -----------------
NET ASSETS AT VALUE,
   applicable to 1,477,352,790
  outstanding shares of $.01
  par value Common Stock for
  SRF and 218,082,732
  outstanding shares of $.001
  par value Common Stock for
  STE (2,000,000,000 and
  1,000,000,000 shares
  authorized for SRF and STE,
  respectively)                   $1,475,638,963       $218,064,190
                                -----------------   -----------------
                                -----------------   -----------------

Offering and redemption price
  per share                       $         1.00       $       1.00
                                -----------------   -----------------
                                -----------------   -----------------

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS

                         YEAR ENDED SEPTEMBER 30, 1998

                                                       SG COWEN STANDBY
                                 SG COWEN STANDBY         TAX-EXEMPT
                                RESERVE FUND, INC.    RESERVE FUND, INC.
INVESTMENT INCOME

  Interest income                   $82,329,386            $7,109,165
                                -------------------        ----------
EXPENSES

  Investment management fee -
    Note B                            7,259,032               988,377

  Shareholder servicing costs
    and custodian fee                 1,603,590               117,241

  Federal and State
    registration fees                   177,261                53,303

  Professional fees                      53,470                39,591

  Directors' fees and expenses
    - Note B                             24,999                24,999

  Prospectus and shareholders'
    reports                             175,515                27,028

  Miscellaneous                          78,086                11,987
                                -------------------        ----------

     Total Expenses                   9,371,953             1,262,526

        Less: Investment
          management fee
          waived - Note B                     -              (197,675)
                                -------------------        ----------

     Net Expenses                     9,371,953             1,064,851
                                -------------------        ----------

  Investment Income - net            72,957,433             6,044,314

  Net realized (loss) on
    investments                         (18,949)                    -
                                -------------------        ----------

  Net Increase in Net Assets
    Resulting from Operations       $72,938,484            $6,044,314
                                -------------------        ----------
                                -------------------        ----------

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SG COWEN STANDBY
                                       SG COWEN STANDBY                 TAX-EXEMPT
                                      RESERVE FUND, INC.            RESERVE FUND, INC.
                                ------------------------------  --------------------------
                                                 YEAR ENDED SEPTEMBER 30,
                                     1998            1997           1998          1997
OPERATIONS

  Investment income - net       $  72,957,433   $  60,027,267   $6,044,314    $5,554,691

  Net realized gain (loss) on
    investments                       (18,949 )        70,086            -             -
                                --------------  --------------  ------------  ------------

  Net increase in net assets
    resulting from operations      72,938,484      60,097,353    6,044,314     5,554,691
DIVIDENDS TO
SHAREHOLDERS FROM

  Investment income - net         (72,957,433 )   (60,027,267 ) (6,044,314  ) (5,554,691  )
COMMON STOCK
TRANSACTIONS
(NET) - NOTE C                    138,191,127     235,452,289   30,851,116    16,157,580
                                --------------  --------------  ------------  ------------

  Total increase in net assets    138,172,178     235,522,375   30,851,116    16,157,580
NET ASSETS

  Beginning of year             1,337,466,785   1,101,944,410   187,213,074   171,055,494
                                --------------  --------------  ------------  ------------

  End of year                   $1,475,638,963  $1,337,466,785  $218,064,190  $187,213,074
                                --------------  --------------  ------------  ------------
                                --------------  --------------  ------------  ------------

SEE NOTES TO COMBINED FINANCIAL STATEMENTS

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                     NOTES TO COMBINED FINANCIAL STATEMENTS

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    GENERAL. SG Cowen Standby Reserve Fund, Inc. (SRF) and SG Cowen Standby Tax-Exempt Reserve Fund, Inc. (STE) are each separately registered under the Investment Company Act of 1940, as amended ("Act"), as diversified, open-end management companies. Until July 1, 1998, Cowen & Co. ("Cowen") served as investment manager and principal underwriter to the above-referenced Funds (the "Funds"). On July 1, 1998, Cowen's business was combined with Societe Generale Securities Corporation ("SGSC"), a subsidiary of Societe Generale ("SG"), to form SG Cowen Securities Corporation ("SG Cowen") (the "Acquisition"). SG, a leading international commercial and investment bank established in 1864, has a global network of offices in over 80 countries. Since July 1, 1998, SG Cowen has served as the new investment manager to the Funds, with the existing investment management personnel of SG Cowen continuing to provide investment management services to the Funds, and Funds Distributor, Inc. has served as the new principal underwriter to the Funds. SG Cowen is also a selected dealer of the Funds' shares. Additionally, effective as of July 1, 1998, the names of the Funds have been changed, as indicated above, in order to reflect the Funds' new management by SG Cowen. It is each Fund's policy to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment portfolio valuation and dividend and distribution policies to enable it to do so.

  The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (1) PORTFOLIO VALUATION: Each Fund values its investments at amortized cost, which has been determined by the Board of Directors of each Fund to represent the fair value of each Fund's investments.

  (2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including amortization of premiums and discounts, is recorded on the accrual basis. Cost of investments represents amortized cost.

  (3) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid through the business day preceding the next to last Friday of the month except for December. In December, income dividends will be paid through the last business day of the month. Distributions from net realized capital gains, if any, are declared and paid annually after the end of the fiscal year in which earned. To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each company not to distribute such gains.

  (4) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

  At September 30, 1998, the aggregate cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

  At September 30, 1998, SRF and STE had unused capital loss carryovers of approximately $1,714,000 and $19,000, respectively, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied, the carryovers expire in fiscal 2001 and 2006, and in fiscal 2000, 2001 and 2002, respectively.

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

              NOTES TO COMBINED FINANCIAL STATEMENTS - (CONTINUED)

NOTE B - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES: Fees paid by each Fund to SG Cowen pursuant to the provisions of Investment Management Agreements are payable monthly, based on an annual rate of .50 of 1%, of the average daily value of that Fund's net assets. Effective as of June 1, 1998, the fee for SRF was reduced to .475% on net assets between $1.5 Billion and $2.5 Billion, and .45% on net assets above $2.5 Billion. The Agreements further provide that if the aggregate expenses of either Fund, exclusive of interest, taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses, exceed the expense limitation of any state having jurisdiction over that Fund, SG Cowen will reimburse the Fund for such excess. There was no expense reimbursement required for either Fund for the year ended September 30, 1998, however, SG Cowen has waived $197,675 of its investment management fee from STE during such year.

  Directors who are not officers, directors, partners, stockholders or employees of SG Cowen or its affiliates receive from each Fund a fee of $3,000 per annum plus $500 per meeting attended and $375 for each audit committee attended and reimbursement for travel and out-of-pocket expenses.
NOTE C - COMMON STOCK TRANSACTIONS: At September 30, 1998, there were 2 billion shares of $.01 par value Common Stock for SRF and 1 billion shares of $.001 par value Common Stock of STE authorized.

  Transactions in Common Stock were all at $1.00 per share and are summarized as follows (000's omitted):

                                                  SRF
                          ----------------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,
                                    1998                       1997
Shares sold                      $ 6,868,735                $ 6,044,992
Dividends reinvested                  69,445                     57,167
                                 -----------                -----------
                                   6,938,180                  6,102,159

Shares redeemed                   (6,799,989)                (5,866,707)
                                 -----------                -----------
Net increase                     $   138,191                $   235,452
                                 -----------                -----------
                                 -----------                -----------

                                                  STE
                          ----------------------------------------------------
                                        YEAR ENDED SEPTEMBER 30,
                                    1998                       1997
Shares sold                      $   858,302                $   786,951
Dividends reinvested                   5,793                      5,356
                                  ----------                 ----------
                                     864,095                    792,307

Shares redeemed                     (833,244)                  (776,149)
                                  ----------                 ----------
Net increase                     $    30,851                $    16,158
                                  ----------                 ----------
                                  ----------                 ----------

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

              NOTES TO COMBINED FINANCIAL STATEMENTS - (CONTINUED)

NOTE D - FINANCIAL HIGHLIGHTS: Selected data for a share of Common Stock outstanding throughout each year:

                                                                             SRF
                                                 -----------------------------------------------------------
                                                                  YEAR ENDED SEPTEMBER 30,
                                                 -----------------------------------------------------------
                                                    1998         1997         1996        1995       1994
                                                 -----------  -----------  -----------  ---------  ---------
NET ASSET VALUE
  Beginning of Year                              $      1.00  $      1.00  $      1.00  $    1.00  $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                 0.05         0.05         0.05       0.05       0.03
LESS DISTRIBUTIONS
  Dividends from Net Investment Income                 (0.05)       (0.05)       (0.05)     (0.05)     (0.03)
                                                 -----------  -----------  -----------  ---------  ---------
NET ASSET VALUE
  End of Year                                    $      1.00  $      1.00  $      1.00  $    1.00  $    1.00
                                                 -----------  -----------  -----------  ---------  ---------
                                                 -----------  -----------  -----------  ---------  ---------
Total Return                                            5.13%        4.98%        4.97%      5.23%      3.14%
RATIOS / SUPPLEMENTAL DATA
  Net Assets (000 omitted)                       $ 1,475,639  $ 1,337,467  $ 1,101,944  $ 890,888  $ 692,609
  Ratio of Expenses to Average Net Assets               0.65%        0.69%        0.71%      0.71%      0.64%
  Ratio of Net Investment Income to Average Net
   Assets                                               5.03%        4.89%        4.89%      5.13%      3.11%

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

              NOTES TO COMBINED FINANCIAL STATEMENTS - (CONTINUED)

NOTE D - (continued)

                                                                            STE
                                                 ----------------------------------------------------------
                                                                  YEAR ENDED SEPTEMBER 30,
                                                 ----------------------------------------------------------
                                                    1998        1997        1996        1995        1994
                                                 ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE
  Beginning of Year                              $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                0.03        0.03        0.03        0.03        0.02
LESS DISTRIBUTIONS
  Dividends from Net Investment Income                (0.03)      (0.03)      (0.03)      (0.03)      (0.02)
                                                 ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE
  End of Year                                    $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                 ----------  ----------  ----------  ----------  ----------
                                                 ----------  ----------  ----------  ----------  ----------
Total Return                                           3.10%       3.11%       3.07%       3.19%       2.11%
RATIOS / SUPPLEMENTAL DATA
  Net Assets (000 omitted)                       $  218,064  $  187,213  $  171,055  $  122,536  $  120,704
  Ratio of Expenses to Average Net Assets*             0.54%       0.56%       0.59%       0.61%       0.58%
  Ratio of Net Investment Income to Average Net
   Assets*                                             3.06%       3.07%       3.01%       3.14%       2.03%
INVESTMENT ADVISORY FEES WAIVED
  Amount                                         $  197,675  $  181,100  $  156,993  $  124,784  $  130,483
  Ratio to Average Net Assets                          0.10%       0.10%       0.10%       0.10%       0.10%

* NET OF WAIVER

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

STOCKHOLDERS AND BOARDS OF DIRECTORS
SG COWEN STANDBY RESERVE FUND, INC. AND
SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

  We have audited the accompanying statements of assets and liabilities of SG Cowen Standby Reserve Fund, Inc. and SG Cowen Standby Tax-Exempt Reserve Fund, Inc., including the statements of investments, as of September 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform these audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SG Cowen Standby Reserve Fund, Inc. and SG Cowen Standby Tax-Exempt Reserve Fund, Inc. at September 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                            [LOGO]

New York, New York
November 6, 1998

                      SG COWEN STANDBY RESERVE FUND, INC.

                                      AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                Financial Square
                               New York, NY 10005

                                   DIRECTORS

       JOSEPH M. COHEN, Chairman
  JAMES H.       DR. MARTIN J.
    CAREY           GRUBER
DR. PETER P.    BURTON J. WEISS
     GIL

                                    OFFICERS

JOSEPH M. COHEN, CHAIRMAN OF THE BOARD OF DIRECTORS AND CHIEF EXECUTIVE OFFICER

                           DAVID R. SARNS, PRESIDENT

  CREIGHTON H. PEET, SENIOR INVESTMENT OFFICER, TREASURER AND CHIEF FINANCIAL
                                    OFFICER

                           RODD M. BAXTER, SECRETARY

                 GERALD P. KAMINSKY, SENIOR INVESTMENT OFFICER

                      ALAN E. KOEPPLIN, INVESTMENT OFFICER

                 GORDON G. IFILL, ASSISTANT INVESTMENT OFFICER

                         IRWOOD SCHLACKMAN, CONTROLLER

         INVESTMENT ADVISER                  CUSTODIAN
  SG Cowen Securities Corporation       Investors Fiduciary
          Financial Square                   Trust Co.
         New York, NY 10005               P.O. Box 419111
                                       Kansas City, MO 64141

            DISTRIBUTOR                    TRANSFER AGENT
      Funds Distributor, Inc.                DST, Inc.
    60 State Street, Suite 1300         210 West 10th Street
          Boston, MA 02109             Kansas City, MO 64105

           LEGAL COUNSEL                INDEPENDENT AUDITORS
      Willkie Farr & Gallagher           Ernst & Young LLP
         787 Seventh Avenue              787 Seventh Avenue
         New York, NY 10019              New York, NY 10019

                                                                        CMB-RSRV